Schedule of R&D and Revenue Related Milestone Payments (Details) $ in Thousands	Sep. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 42,812
R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	9,117
Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	33,695
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	29
Less Than 1 Year [Member] | R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	29
Less Than 1 Year [Member] | Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total
1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total
1 - 3 Years [Member] | R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total
1 - 3 Years [Member] | Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total
4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	1,063
4 - 5 Years [Member] | R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	1,063
4 - 5 Years [Member] | Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total
More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	41,720
More than 5 Years [Member] | R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	8,025
More than 5 Years [Member] | Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	$ 33,695